UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2007

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		05/15/2007
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 27
Form 13F Information Table Value Total: 1,576,557,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
Agere Sys Inc					COM			00845V308	45,900 		2,029,176 	x				 				2,029,176
Alcatel-Lucent					SPONSORED ADR		013904305	23,036 		1,948,900 	x				 				1,948,900
AMR Corp					COM			001765106	44,749 		1,469,600 	x				 				1,469,600
Applied Matls Inc				COM			038222105	207,932 	11,350,000 	x				 				11,350,000
ASML Hldg NV					N Y SHS			N07059111	16,545 		668,500 	x				 				668,500
Cisco Sys Inc					COM			17275R102	12,765 		500,000 	x				 				500,000
Continental Airls Inc				CL B			210795308	24,964 		686,000 	x				 				686,000
Ericsson L M TEL CO				ADR B SEK 10		294821608	12,722 		343,000 	x				 				343,000
Goodyear Tire & Rubr Co				COM			382550101	179,520 	5,755,700 	x				 				5,755,700
International Business Machs			COM			459200101	23,565 		250,000 	x				 				250,000
Isle of Capri Casinos Inc			COM			464592104	1,922 		75,000 		x				 				75,000
Juniper Networks Inc				COM			48203R104	98,172 		4,988,415 	x				 				4,988,415
KLA-Tencor Corp					COM			482480100	19,995 		375,000 	x				 				375,000
Lam Research Corp				COM			512807108	44,973 		950,000 	x				 				950,000
LSI Logic Corp					COM			502161102	87,294 		8,361,458 	x				 				8,361,458
Micron Technology Inc				COM			595112103	86,976 		7,200,000 	x				 				7,200,000
Microsoft Corp					COM			594918104	69,675 		2,500,000 	x				 				2,500,000
Oracle Corp					COM			68389X105	423,336 	23,350,000 	x				 				23,350,000
Owens Corning New				COM			690742101	5,839 		183,274 	x				 				183,274
Pioneer Cos Inc					COM NEW			723643300	2,914 		105,443 	x				 				105,443
Qimonda AG					SPONSORED ADR		746904101	43,960 		3,061,300 	x				 				3,061,300
RF MicroDevices Inc				COM			749941100	1,558 		250,000 	x				 				250,000
Semiconductor Hldrs Tr				DEP RCPT		816636203	9,109 		272,800 	x				 				272,800
Symantec Corp					COM			871503108	18,075 		1,044,800 	x				 				1,044,800
Texas Instrs Inc				COM			882508104	48,160 		1,600,000 	x				 				1,600,000
UAL Corp					COM NEW			902549807	22,753 		596,100 	x				 				596,100
Virgin Media Inc				*W EXP 99/99/999	92769L119	149 		237,059 	x				 				237,059

